Fair Value (Details) - Schedule of financial assets and liabilities measured at fair value - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value (Details) - Schedule of financial assets and liabilities measured at fair value [Line Items]
Cash and Cash Equivalents - Money Market Funds	$ 9,930
Cash and Cash Equivalents - U.S. Government Agency Bonds	65,125
Warrants	4,725	$ 28,875	$ 101,325
Level 1 [Member]
Fair Value (Details) - Schedule of financial assets and liabilities measured at fair value [Line Items]
Cash and Cash Equivalents - Money Market Funds	9,930
Cash and Cash Equivalents - U.S. Government Agency Bonds
Warrants
Level 2 [Member]
Fair Value (Details) - Schedule of financial assets and liabilities measured at fair value [Line Items]
Cash and Cash Equivalents - Money Market Funds
Cash and Cash Equivalents - U.S. Government Agency Bonds	65,125
Warrants
Level 3 [Member]
Fair Value (Details) - Schedule of financial assets and liabilities measured at fair value [Line Items]
Cash and Cash Equivalents - Money Market Funds
Cash and Cash Equivalents - U.S. Government Agency Bonds
Warrants	$ 4,725	$ 28,875	$ 101,325